Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000157044
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Automated Shares
Trading Symbol	MOTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000026110
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Capital Shares
Trading Symbol	MFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000157041
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash II Shares
Trading Symbol	MODXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000157042
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	MFSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000157043
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Investment Shares
Trading Symbol	MOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000026109
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Service Shares
Trading Symbol	MOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000026108
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Wealth Shares
Trading Symbol	MOFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 7,308,284,782
Holdings Count | Holding	512
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,308,284,782 Number of Investments512
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Material Fund Change [Text Block]
C000190788
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TBVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,635,151,603
Holdings Count | Holding	378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,635,151,603 Number of Investments378
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	18.7%
Municipal Notes	18.7%
Variable Rate Demand Instruments	64.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.8%
91-180 Days	9.4%
31-90 Days	20.0%
8-30 Days	5.6%
1-7 Days	57.1%

Material Fund Change [Text Block]
C000026165
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Service Shares
Trading Symbol	TBSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 5,635,151,603
Holdings Count | Holding	378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,635,151,603 Number of Investments378
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	18.7%
Municipal Notes	18.7%
Variable Rate Demand Instruments	64.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.8%
91-180 Days	9.4%
31-90 Days	20.0%
8-30 Days	5.6%
1-7 Days	57.1%

Material Fund Change [Text Block]
C000026164
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Wealth Shares
Trading Symbol	TBIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 5,635,151,603
Holdings Count | Holding	378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,635,151,603 Number of Investments378
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	18.7%
Municipal Notes	18.7%
Variable Rate Demand Instruments	64.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.8%
91-180 Days	9.4%
31-90 Days	20.0%
8-30 Days	5.6%
1-7 Days	57.1%

Material Fund Change [Text Block]